Intangible assets (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets Details [Abstract]
Amortization of intangible assets	$ 7,141	$ 5,839